12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)

	2013	2012
Insurance Commissions	$(5,654,165)	$(5,376,504)
Unearned Premium Reserves	2,190,561	2,001,212
Unrealized Loss (Gain) on Marketable Debt Securities	1,008,621	(732,325)
Other	(176,989)	(89,741)
	$(2,631,972)	$(4,197,358)